Consolidated Schedule of Investments (unaudited)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(a)(b) — 1.2%
Apidos CLO XXXVI, Series 2021-36A, Class B, (3- mo. CME Term SOFR + 1.86%), 7.14%, 07/20/34	USD	250	$ 251,006
Ares LVI CLO Ltd., Series 2020-56A, Class ER, (3- mo. CME Term SOFR + 6.76%), 12.05%, 10/25/34		250	250,052
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 8.81%, 07/15/31		250	248,846
Birch Grove CLO Ltd., Series 2021-3A, Class D1, (3-mo. CME Term SOFR + 3.46%), 8.74%, 01/19/35		500	493,328
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.72%, 10/22/30		70	69,895
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.81%, 10/15/34		250	250,712
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 12.31%, 10/15/34		250	249,494
Cedar Funding XIV CLO Ltd.
Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.16%, 07/15/33		500	499,796
Series 2021-14A, Class E, (3-mo. CME Term SOFR + 6.60%), 11.90%, 07/15/33		250	244,517
CIFC Funding Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 9.10%, 07/16/30		500	510,361
Elmwood CLO I Ltd, Series 19-1A, Class 1RR, (3-mo. CME Term SOFR + 1.52%), 6.80%, 04/20/37		250	250,625
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.34%, 04/20/34		750	750,866
Elmwood CLO VII Ltd., Series 2020-4A, Class SUB, 0.00%, 01/17/34		1,000	634,800
Generate CLO Ltd., Series 6A, Class DR, (3-mo. CME Term SOFR + 3.76%), 9.04%, 01/22/35		750	754,090
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class E, (3-mo. CME Term SOFR + 5.61%), 10.89%, 10/20/34		1,500	1,502,961
Golub Capital Partners CLO Ltd.
Series 2021-53A, Class E, (3-mo. CME Term SOFR + 6.96%), 12.24%, 07/20/34		250	250,808
Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 12.10%, 07/20/34		250	250,711
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.79%, 10/19/34		500	500,205
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 11.24%, 10/18/30		250	250,709
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.20%, 07/17/34		500	501,630
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 9.19%, 01/22/35		250	251,740
Myers Park CLO Ltd., Series 2018-1A, Class E, (3- mo. CME Term SOFR + 5.76%), 11.04%, 10/20/30		250	249,621
Security		Par (000)	Value
Cayman Islands (continued)
Neuberger Berman CLO XIV Ltd., Series 2012-14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.56%, 01/28/30	USD	107	$ 107,163
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 01/20/36		250	250,933
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.61%, 07/15/34		1,500	1,500,977
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.40%, 05/23/31		413	413,725
Palmer Square CLO Ltd.
Series 2013-2A, Class A2R3, (3-mo. CME Term SOFR + 1.76%), 7.05%, 10/17/31		250	250,606
Series 2020-3ARR, Class A2R2, (3-mo. CME Term SOFR + 2.30%), 7.42%, 11/15/36		500	502,203
Palmer Square Loan Funding Ltd., Series 2021-4A, Class E, (3-mo. CME Term SOFR + 7.77%), 13.07%, 10/15/29		500	501,883
Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 8.96%, 07/15/34		1,650	1,654,495
Rad CLO Ltd., Series 2021-15A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.74%, 01/20/34		250	248,268
Regatta XVII Funding Ltd., Series 2020-1A, Class E, (3-mo. CME Term SOFR + 7.87%), 13.17%, 10/15/33		250	250,284
Regatta XXIV Funding Ltd.
Series 2021-5A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.64%, 01/20/35		250	250,299
Series 2021-5A, Class E, (3-mo. CME Term SOFR + 7.06%), 12.34%, 01/20/35		250	250,478
RR Ltd., Series 2024-28R, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.85%, 04/15/37		500	501,311
RRX Ltd., Series 2022-7A, Class D, (3-mo. CME Term SOFR + 6.85%), 12.15%, 07/15/35		250	250,856
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.74%, 01/20/34		750	747,862
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29		1,250	2,663
Symphony CLO XXIII Ltd., Series 2020-23A, Class ER, (3-mo. CME Term SOFR + 6.41%), 11.71%, 01/15/34		500	501,637
TICP CLO XIV Ltd., Series 2019-14A, Class DR, (3- mo. CME Term SOFR + 6.96%), 12.24%, 10/20/32		500	505,934
Trestles CLO V Ltd., Series 2021-5A, Class E, (3-mo. CME Term SOFR + 6.61%), 11.89%, 10/20/34		1,000	1,001,327
Trimaran CAVU Ltd.
Series 2019-1A, Class E, (3-mo. CME Term SOFR + 7.30%), 12.58%, 07/20/32		500	496,546
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.80%, 10/25/34		550	551,305
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.20%, 10/17/32		250	250,486
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Cayman Islands (continued)
Whitebox CLO II Ltd., Series 2020-2A, Class ER, (3-mo. CME Term SOFR + 7.36%), 12.64%, 10/24/34	USD	250	$ 250,086
Whitebox CLO III Ltd.
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.91%, 10/15/34		1,000	987,731
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 7.11%), 12.41%, 10/15/34		1,250	1,247,987
			22,693,818
Ireland(a)(c) — 0.2%
AB Carval Euro CLO II-C DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.75%), 7.28%, 02/15/37	EUR	270	299,931
Arbour CLO VI DAC, Series 6X, Class DR, 11/15/37(d)		300	332,275
Capital Four CLO VIII DAC, Series 8X, Class D, 10/25/37(d)		350	389,602
Harvest CLO XXXII DAC, Series 2032X, Class D, (3-mo. EURIBOR + 3.60%), 7.30%, 07/25/37		230	256,380
Jubilee CLO, Series 2024-29X, Class D, 01/15/39(d)		370	411,865
Palmer Square European Loan Funding DAC, Series 2024-2X, Class D, (3-mo. EURIBOR + 3.15%), 3.46%, 05/15/34		270	300,525
Penta CLO DAC, Series 2024-17X, Class D, (3-mo. EURIBOR + 3.25%), 6.81%, 08/15/38		253	282,131
Providus CLO II DAC, Series 2X, Class DRR, 10/15/38(d)		238	264,930
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 6.41%, 04/20/37		470	521,566
Tikehau CLO XII DAC, Series 2012X, Class D, (3-mo. EURIBOR + 3.25%), 6.62%, 10/20/38		380	423,519
			3,482,724
United Kingdom — 0.0%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(c)	GBP	20	27,510
United States(b) — 2.0%
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39	USD	3,000	2,937,087
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/26		2,402	2,247,952
Series 2021-3, Class F, 4.24%, 01/17/41		3,642	3,243,532
Mariner Finance Issuance Trust, Series 2021-BA, Class E, 4.68%, 11/20/36		470	422,192
Mill City Solar Loan Ltd.
Series 2019-1A, Class C, 5.92%, 03/20/43		1,133	944,463
Series 2019-1A, Class D, 7.14%, 03/20/43		1,798	1,259,309
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44		315	268,676
New Residential Mortgage Loan Trust, Series 2022- SFR1, Class F, 4.44%, 02/17/39		3,000	2,729,654
Progress Residential Trust
Series 2021-SFR10, Class F, 4.61%, 12/17/40		2,840	2,664,530
Series 2021-SFR11, Class G, 4.69%, 01/17/39		3,000	2,731,783
Series 2021-SFR9, Class F, 4.05%, 11/17/40		2,400	2,201,735
Series 2022-SFR1, Class F, 4.88%, 02/17/41		2,000	1,847,398
Series 2022-SFR1, Class G, 5.52%, 02/17/41		2,000	1,803,660
Series 2022-SFR3, Class E1, 5.20%, 04/17/39		2,700	2,650,759
Republic Finance Issuance Trust
Series 2020-A, Class D, 7.00%, 11/20/30		600	600,536
Series 2021-A, Class D, 5.23%, 12/22/31		800	769,897
Security		Par (000)	Value
United States (continued)
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31(a)	USD	3,500	$ 3,261,744
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38		1,375	1,296,190
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	829,790
Series 2022-SFR1, Class E2, 5.74%, 04/17/39		1,200	1,195,858
			35,906,745
Total Asset-Backed Securities — 3.4% (Cost: $66,398,225)			62,110,797

	Shares
Common Stocks
Canada — 0.7%
Cameco Corp.	238,818	11,405,948
Enbridge, Inc.	22,000	893,696
Lionsgate Studios Corp.(e)	44,651	319,255
		12,618,899
China — 1.1%
BYD Co. Ltd., Class H(f)	431,500	15,395,028
Contemporary Amperex Technology Co. Ltd., Class A	128,000	4,504,436
		19,899,464
Denmark — 0.2%
Novo Nordisk A/S, Class B	28,883	3,425,857
Finland — 0.3%
Neste OYJ	281,730	5,473,466
France — 2.7%
Accor SA	81,858	3,558,357
Cie de Saint-Gobain SA	228,168	20,809,480
EssilorLuxottica SA	4,888	1,158,085
Hermes International SCA	1,133	2,789,846
LVMH Moet Hennessy Louis Vuitton SE	21,923	16,812,211
TotalEnergies SE	24,776	1,608,836
TotalEnergies SE, ADR	44,000	2,843,280
		49,580,095
Germany — 0.7%
adidas AG, Class N	29,908	7,925,213
Mercedes-Benz Group AG, Class N	86,303	5,592,360
		13,517,573
Hong Kong — 0.2%
AIA Group Ltd.	377,800	3,299,274
Italy — 1.4%
Ariston Holding NV	450,912	2,201,097
Intesa Sanpaolo SpA	3,391,588	14,518,350
UniCredit SpA	197,961	8,690,803
		25,410,250
Japan — 1.4%
Hoya Corp.	90,000	12,465,318
Keyence Corp.	18,700	8,962,199
Mitsubishi UFJ Financial Group, Inc.	203,000	2,084,524
Toyota Motor Corp.	119,400	2,146,097
		25,658,138

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands — 1.4%
ASML Holding NV	27,378	$ 22,774,659
ING Groep NV	166,696	3,024,365
		25,799,024
Norway — 0.0%
Equinor ASA, ADR	24,000	607,920
South Korea — 0.4%
Samsung SDI Co. Ltd.	11,213	3,237,589
SK Hynix, Inc.	35,168	4,706,771
		7,944,360
Spain — 0.5%
Cellnex Telecom SA(b)	249,921	10,132,484
Sweden — 0.2%
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $293,944)(e)(g)(h)	2,492	—
Volvo AB, Class B	125,246	3,313,030
		3,313,030
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	117,020	20,322,863
United Kingdom — 1.6%
AstraZeneca PLC	4,000	623,146
AstraZeneca PLC, ADR	22,579	1,759,130
Compass Group PLC	177,982	5,706,047
National Grid PLC	536,236	7,412,389
RELX PLC	293,249	13,846,137
Teya Services Ltd., (Acquired 11/16/21, Cost: $1,099,370)(e)(g)(h)	566	160,065
		29,506,914
United States — 45.2%
Adobe, Inc.(e)	34,615	17,922,955
Alphabet, Inc., Class C	159,797	26,716,460
Amazon.com, Inc.(e)	91,053	16,965,905
American Tower Corp.(i)	85,423	19,865,973
Apple, Inc.	73,936	17,227,088
Applied Materials, Inc.	87,891	17,758,377
Autodesk, Inc.(e)	25,680	7,074,326
Bank of America Corp.	287,475	11,407,008
Boston Scientific Corp.(e)	339,449	28,445,826
Broadcom, Inc.	56,999	9,832,328
Bunge Global SA	47,047	4,546,622
Cadence Design Systems, Inc.(e)	27,770	7,526,503
CF Industries Holdings, Inc.	77,002	6,606,772
Charles Schwab Corp.	95,687	6,201,474
Chipotle Mexican Grill, Inc.(e)	63,505	3,659,158
Confluent, Inc., Class A(e)	342,172	6,973,465
Constellium SE, Class A(e)	124,657	2,026,923
Costco Wholesale Corp.	15,221	13,493,721
CRH PLC	177,253	16,438,443
D.R. Horton, Inc.	13,002	2,480,392
Danaher Corp.	34,785	9,670,926
Delta Air Lines, Inc.	135,598	6,887,022
Eaton Corp. PLC	9,194	3,047,259
Edwards Lifesciences Corp.(e)	54,647	3,606,156
Eli Lilly & Co.	22,200	19,667,868
Flyr AS, Series D(e)(g)	392,187	2,796,293
Freeport-McMoRan, Inc.	42,448	2,119,004
Freewire Equity(e)(g)	63	—
Goldman Sachs Group, Inc.	22,154	10,968,667
Security	Shares	Value
United States (continued)
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $2,660,000)(e)(g)(h)	2,660,000	$ 2,660,000
Home Depot, Inc.	8,393	3,400,844
Ingersoll Rand, Inc.(f)	54,571	5,356,689
Intuit, Inc.	9,539	5,923,719
Intuitive Surgical, Inc.(e)	46,567	22,876,970
Invesco S&P 500 Equal Weight ETF	7,312	1,310,018
Johnson Controls International PLC	81,791	6,347,800
JPMorgan Chase & Co.	57,808	12,189,395
Lam Research Corp.	857	699,381
Landsea Homes Corp.(e)	43,028	531,396
Linde PLC	16,438	7,838,625
Lineage, Inc.	13,151	1,030,775
Lions Gate Entertainment Corp., Class A(e)	19,569	153,225
Lions Gate Entertainment Corp., Class B(e)	2,821	19,521
Live Nation Entertainment, Inc.(e)(f)	28,571	3,128,239
LKQ Corp.	232,251	9,271,460
Lumen Technologies, Inc.(e)	75,206	533,963
Marsh & McLennan Cos., Inc.	151,806	33,866,401
Mastercard, Inc., Class A	76,415	37,733,727
Merck & Co., Inc.	184,141	20,911,052
Meta Platforms, Inc., Class A	24,269	13,892,546
Micron Technology, Inc.	59,690	6,190,450
Microsoft Corp.(i)	143,667	61,819,910
NextEra Energy, Inc.	240,160	20,300,725
NRG Energy, Inc.	9,708	884,399
NVIDIA Corp.	384,506	46,694,409
Oracle Corp.	94,040	16,024,416
Palo Alto Networks, Inc.(e)(f)	22,970	7,851,146
Progressive Corp.	80,842	20,514,466
RXO, Inc.(e)	5,166	144,648
Salesforce, Inc.	33,743	9,235,797
Sanofi SA	48,479	5,581,831
Schneider Electric SE	60,975	16,073,477
Screaming Eagle Acquisition Crop., Pipe, (Acquired 05/14/24, Cost: $1,168,975)(e)(h)	115,000	822,250
ServiceNow, Inc.(e)	14,367	12,849,701
SPDR S&P Homebuilders ETF	4,200	523,152
Stryker Corp.	24,857	8,979,840
Tesla, Inc.(e)	9,878	2,584,381
Thermo Fisher Scientific, Inc.	36,241	22,417,595
TJX Cos., Inc.	42,472	4,992,159
Toll Brothers, Inc.	21,413	3,308,094
Trane Technologies PLC	40,607	15,785,159
Union Pacific Corp.	15,484	3,816,496
UnitedHealth Group, Inc.	46,252	27,042,619
Visa, Inc., Class A	22,796	6,267,760
Walmart, Inc.	206,929	16,709,517
Walt Disney Co.	78,934	7,592,661
		836,615,718
Zambia — 0.0%
First Quantum Minerals Ltd.	7,235	98,646
Total Common Stocks — 59.1% (Cost: $844,425,379)		1,093,223,975

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Corporate Bonds
Australia(g) — 0.3%
Oceana Australian Fixed Income Trust, A Note Upsize
12.00%, 07/31/25	AUD	1,682	$ 1,170,875
12.50%, 07/31/26		2,524	1,759,102
12.50%, 07/31/27		4,206	2,955,216
			5,885,193
Belgium — 0.0%
Anheuser-Busch InBev SA/NV, 4.00%, 09/24/25(c)	GBP	100	132,675
Azelis Finance NV, 4.75%, 09/25/29(c)	EUR	119	134,723
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	200	195,500
			462,898
Canada — 0.0%
Mattamy Group Corp., 5.25%, 12/15/27(b)		703	698,863
France(c) — 0.2%
Afflelou SAS, 6.00%, 07/25/29	EUR	299	342,101
Atos SE(e)(j)
0.00%, 11/06/24		100	7,235
1.75%, 05/07/25		100	9,302
2.50%, 11/07/28		100	8,041
1.00%, 11/12/29		200	17,142
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 7.49%, 07/18/30(a)		337	377,804
BNP Paribas SA
3.38%, 01/23/26	GBP	100	131,079
1.88%, 12/14/27		100	121,904
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.95%, 07/01/29(a)	EUR	168	187,944
Paprec Holding SA, 7.25%, 11/17/29		473	559,322
Picard Groupe SAS, 6.38%, 07/01/29		177	202,830
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34(a)		500	568,485
Societe Generale SA, 1.88%, 10/03/24	GBP	100	133,682
TotalEnergies Capital International SA, 1.66%, 07/22/26		100	127,425
Worldline SA/France, 0.00%, 07/30/26(k)	EUR	121	122,636
			2,916,932
Germany — 0.4%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(b)		839	882,846
ADLER Real Estate AG, 3.00%, 04/27/26(c)		200	212,002
APCOA Group GmbH, 04/15/31(a)(c)(d)		246	273,791
Aroundtown Finance SARL, (5-year EURIBOR ICE Swap + 4.51%), 7.13%(a)(l)		274	283,653
Commerzbank AG(a)(c)(l)
(5-year EUR Swap + 4.39%), 4.25%		200	207,224
(5-year EURIBOR ICE Swap + 5.13%), 7.88%		200	237,844
Deutsche Bank AG(a)(c)(l)
(5-year EURIBOR ICE Swap + 4.55%), 4.50%		200	204,680
(5-year USD ICE Swap + 4.36%), 4.79%	USD	400	387,800
Dynamo Newco II GmbH, 6.25%, 10/15/31(c)	EUR	121	135,533
Lanxess AG, (12.66% PIK), 12.66%, 04/01/31(g)(m)		2,979	3,030,131
PCF GmbH(c)
4.75%, 04/15/29		101	96,801
(3-mo. EURIBOR + 4.75%), 8.44%, 04/15/29(a)		131	126,542
Security		Par (000)	Value
Germany (continued)
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 7.46%, 07/01/29(a)(c)	EUR	138	$ 155,535
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(c)(m)		394	345,367
			6,579,749
Greece — 0.0%
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(c)		246	285,180
Ireland — 0.0%
AIB Group PLC, (5-year EUR Swap + 6.63%), 6.25%(a)(c)(l)		218	245,015
Bank of Ireland Group PLC, (5-year EUR Swap + 6.43%), 6.00%(a)(c)(l)		293	328,664
Perrigo Finance Unlimited Co., 5.38%, 09/30/32		107	121,191
			694,870
Italy(c) — 0.3%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(l)		200	227,071
Bubbles Bidco SpA(d)
09/30/31		241	268,435
09/30/31(a)		235	260,936
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 7.80%, 07/15/31(a)		305	342,736
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28		456	515,210
Fiber Bidco SpA, 6.13%, 06/15/31		222	245,884
Fiber Midco SpA, (10.00% PIK), 10.00%, 06/15/29(m)		197	225,360
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27		363	403,103
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 7.44%, 04/15/29(a)		189	212,773
Intesa Sanpaolo SpA
8.51%, 09/20/32	GBP	200	298,913
(5-year EUR Swap + 5.85%), 5.50%(a)(l)	EUR	250	276,896
Nexi SpA, 0.00%, 02/24/28(k)		200	193,694
Pachelbel Bidco SpA
7.13%, 05/17/31		137	162,483
(3-mo. EURIBOR + 4.25%), 8.07%, 05/17/31(a)		125	140,048
Rossini SARL
6.75%, 12/31/29		149	174,401
(3-mo. EURIBOR + 3.88%), 7.22%, 12/31/29(a)		212	238,000
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 7.13%, 07/31/31(a)		222	248,191
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34		100	113,624
			4,547,758
Japan — 0.2%
Mizuho Financial Group, Inc., (1-year CMT + 1.25%), 3.26%, 05/22/30(a)	USD	2,040	1,938,624
SoftBank Group Corp.(c)
5.38%, 01/08/29	EUR	539	610,487
3.38%, 07/06/29		100	104,347
5.75%, 07/08/32		537	606,782
			3,260,240
Jersey — 0.0%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(c)	GBP	396	527,023
Luxembourg — 0.1%
Cidron Aida Finco SARL, 6.25%, 04/01/28(c)		416	527,946

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Luxembourg (continued)
Herens Holdco SARL, 4.75%, 05/15/28(b)	USD	200	$ 174,555
Kleopatra Finco SARL, 4.25%, 03/01/26(c)	EUR	207	216,124
Lune Holdings SARL, 5.63%, 11/15/28(c)		100	97,580
Opus-Chartered Issuances SA, 2.50%, 07/04/25(a)(g)		110	122,936
			1,139,141
Netherlands — 0.2%
Cooperatieve Rabobank UA, (1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)(c)	GBP	100	124,174
ING Groep NV, 3.00%, 02/18/26(c)		100	130,445
Nobian Finance BV, 3.63%, 07/15/26(c)	EUR	100	110,207
Q-Park Holding I BV, 5.13%, 02/15/30(c)		463	525,696
Sigma Holdco BV, 5.75%, 05/15/26(c)		214	235,279
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	USD	380	359,548
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)		2,654	2,643,661
			4,129,010
Portugal — 0.0%
EDP SA, (5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54(a)(c)	EUR	200	223,190
Spain(c) — 0.1%
Banco Bilbao Vizcaya Argentaria SA(a)(l)
(5-year EUR Swap + 4.27%), 6.88%		200	228,474
(5-year EURIBOR ICE Swap + 5.54%), 8.38%		200	242,789
Banco de Credito Social Cooperativo SA, (1-year EURIBOR ICE Swap + 1.70%), 4.13%, 09/03/30(a)		100	112,772
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)	GBP	300	393,178
Bankinter SA, (5-year EURIBOR ICE Swap + 4.71%), 7.38%(a)(l)	EUR	200	233,517
Kaixo Bondco Telecom SA, 5.13%, 09/30/29		190	211,234
Telefonica Emisiones SA, 5.38%, 02/02/26	GBP	133	178,788
			1,600,752
Sweden(c) — 0.0%
Intrum AB, 3.00%, 09/15/27	EUR	370	310,958
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)	GBP	100	124,581
			435,539
United Kingdom — 0.2%
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR	315	366,859
Barclays PLC, 3.00%, 05/08/26(c)	GBP	100	129,827
CPUK Finance Ltd., 7.88%, 08/28/29(c)		111	151,982
Deuce Finco PLC, 5.50%, 06/15/27(b)		337	442,161
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR	325	331,968
HSBC Holdings PLC, (3-mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27(a)	GBP	100	126,368
Informa PLC, 3.13%, 07/05/26(c)		100	129,389
Lloyds Banking Group PLC, 2.25%, 10/16/24(c)		100	133,520
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(a)(c)(l)		165	200,280
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR	204	229,773
Nationwide Building Society, (5-year UK Government Bond + 5.63%), 5.75%(a)(c)(l)	GBP	200	258,227
NatWest Group PLC, (1-year GBP Swap + 1.49%), 2.88%, 09/19/26(a)(c)		100	130,777
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)		100	131,755
Stonegate Pub Co. Financing PLC(c)
10.75%, 07/31/29		173	239,098
Security		Par (000)	Value
United Kingdom (continued)
Stonegate Pub Co. Financing PLC(c) (continued)
(3-mo. EURIBOR + 6.63%), 10.17%, 07/31/29(a)	EUR	125	$ 141,961
Vodafone Group PLC, (5-year CMT + 2.77%), 4.13%, 06/04/81(a)	USD	60	54,388
Zegona Finance PLC, 6.75%, 07/15/29(c)	EUR	329	382,249
			3,580,582
United States — 8.7%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)	USD	2,176	2,072,184
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(b)		431	419,303
Allegiant Travel Co., 7.25%, 08/15/27(b)		635	629,598
American Express Co., (1-day SOFR + 1.00%), 4.99%, 05/01/26(a)		1,870	1,871,934
Amgen, Inc.
3.13%, 05/01/25		950	941,384
5.50%, 12/07/26(c)	GBP	100	136,168
3.00%, 01/15/52	USD	2,590	1,829,982
2.77%, 09/01/53		2,025	1,315,838
Aon North America, Inc., 5.30%, 03/01/31		3,795	3,959,200
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(b)		1,996	1,916,041
AT&T, Inc.
2.90%, 12/04/26	GBP	100	128,893
5.50%, 03/15/27(c)		50	67,886
Bank of America Corp.(a)
(1-day SOFR + 1.01%), 1.20%, 10/24/26	USD	1,000	965,035
(1-day SOFR + 1.37%), 1.92%, 10/24/31		119	102,535
BG Energy Capital PLC, 5.13%, 12/01/25(c)	GBP	133	178,071
Calpine Corp., 4.50%, 02/15/28(b)	USD	860	839,695
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/29(b)		1,245	1,199,798
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25		433	432,292
Citigroup, Inc.
1.75%, 10/23/26	GBP	100	126,297
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(a)	USD	1,000	982,187
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		2,073	2,062,565
9.00%, 09/30/29		45	45,793
Commercial Metals Co., 4.38%, 03/15/32		1,987	1,888,694
Constellium SE, 5.38%, 08/15/32(c)	EUR	240	274,903
CSC Holdings LLC(b)
5.38%, 02/01/28	USD	1,294	1,090,023
7.50%, 04/01/28		1,264	844,926
Dana, Inc.
5.63%, 06/15/28		1,309	1,283,436
4.25%, 09/01/30		287	257,693
Dell International LLC/EMC Corp., 5.30%, 10/01/29		1,500	1,562,358
Duke Energy Florida LLC, 2.40%, 12/15/31		1,500	1,314,069
Flyr Secured Notes, (10.34% PIK), 10.34%, 05/10/27(g)(m)		1,076	1,038,290
Ford Motor Co.
3.25%, 02/12/32		1,888	1,607,868
6.10%, 08/19/32		2,250	2,306,184
Ford Motor Credit Co. LLC, 4.54%, 08/01/26		1,915	1,898,713
Freed Corp., 12.00%, 11/30/28(g)		4,382	4,453,728
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
FreeWire Technologies, Inc., (6.00% PIK), 6.00%, 02/20/28(g)(m)	USD	3,878	$ —
Frontier Communications Holdings LLC(b)
6.75%, 05/01/29		525	528,701
8.75%, 05/15/30		1,250	1,332,080
8.63%, 03/15/31		350	377,332
Frontier Florida LLC, Series E, 6.86%, 02/01/28		500	518,148
Gen Digital, Inc., 6.75%, 09/30/27(b)		1,394	1,432,299
General Motors Financial Co., Inc., 5.55%, 07/15/29		2,575	2,655,351
Gilead Sciences, Inc., 3.65%, 03/01/26		2,860	2,836,908
Goldman Sachs Group, Inc.
7.25%, 04/10/28	GBP	50	72,158
(1-day SOFR + 0.80%), 1.43%, 03/09/27(a)	USD	2,500	2,391,288
Goodyear Europe BV, 2.75%, 08/15/28(c)	EUR	163	164,214
GoTo Group, Inc., 5.50%, 05/01/28(b)	USD	327	100,037
HCA, Inc., 5.88%, 02/01/29		2,605	2,730,129
Healthpeak OP LLC, 5.25%, 12/15/32		3,000	3,090,372
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b)
5.00%, 06/01/29		865	821,797
4.88%, 07/01/31		1,335	1,211,713
JPMorgan Chase & Co.(a)
(1-day SOFR + 1.32%), 4.08%, 04/26/26		3,765	3,746,253
(1-day SOFR + 1.62%), 5.34%, 01/23/35		547	571,751
(3-mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(c)	GBP	100	130,502
KB Home, 4.80%, 11/15/29	USD	2,081	2,053,284
Kronos International, Inc., 9.50%, 03/15/29(c)	EUR	100	121,053
Landsea Homes Corp., 11.00%, 07/17/28(g)	USD	9,092	9,933,010
Lessen, Inc., 13.09%, 01/05/28(g)		1,918	1,791,509
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		1,171	1,051,225
Lowe’s Cos., Inc., 3.00%, 10/15/50		1,740	1,182,841
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28		1,294	1,243,390
4.50%, 06/15/29(b)		888	835,322
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(b)		537	554,816
Medline Borrower LP, 3.88%, 04/01/29(b)		1,641	1,553,641
Morgan Stanley(a)
(1-day SOFR + 1.03%), 1.79%, 02/13/32		119	100,730
(1-day SOFR + 1.14%), 2.70%, 01/22/31		2,500	2,289,729
(1-day SOFR + 1.99%), 2.19%, 04/28/26		1,920	1,889,933
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		168	168,019
5.50%, 08/15/28		1,440	1,425,496
5.13%, 12/15/30		721	691,655
5.75%, 11/15/31		340	333,054
NCR Atleos Corp., 9.50%, 04/01/29(b)		295	324,756
Northern States Power Co., 2.90%, 03/01/50		1,225	856,620
NRG Energy, Inc., 3.38%, 02/15/29(b)		1,391	1,296,670
Olympus Water U.S. Holding Corp.(b)
7.13%, 10/01/27		505	515,397
9.75%, 11/15/28		1,591	1,698,009
Oncor Electric Delivery Co. LLC, 0.55%, 10/01/25		1,000	963,581
Oracle Corp.
2.95%, 05/15/25		1,900	1,879,108
3.60%, 04/01/50		2,135	1,625,381
Paramount Global, 7.88%, 07/30/30		545	595,244
Security		Par (000)	Value
United States (continued)
Pitney Bowes, Inc., 6.88%, 03/15/27(b)	USD	1,460	$ 1,451,099
PNC Financial Services Group, Inc., (1-day SOFR Index + 1.09%), 4.76%, 01/26/27(a)		2,427	2,435,794
Prologis LP, 2.25%, 01/15/32		119	102,324
Public Service Electric and Gas Co., 4.65%, 03/15/33		2,650	2,687,534
Rand Parent LLC, 8.50%, 02/15/30(b)		225	229,465
Republic Services, Inc., 1.45%, 02/15/31		4,000	3,352,560
Reworld Holding Corp., 4.88%, 12/01/29(b)		2,623	2,469,135
RingCentral, Inc., 8.50%, 08/15/30(b)		1,115	1,192,879
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(b)		2,062	1,979,679
Ryder System, Inc., 3.35%, 09/01/25		1,300	1,284,894
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		140	137,707
11.25%, 12/15/27		1,080	1,120,668
Seagate HDD Cayman, 8.25%, 12/15/29		423	459,191
Sonder Bridge Notes, (14.36% PIK), 14.36%, 12/10/27(g)(m)		788	782,691
Sonder Secured Notes, (14.33% PIK), 14.33%, 12/10/26(a)(g)(m)		5,889	5,535,375
Steel Dynamics, Inc., 3.45%, 04/15/30		3,060	2,899,830
Stem, Inc., 0.50%, 12/01/28(b)(n)		275	76,313
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		1,643	1,677,166
T-Mobile U.S., Inc.
3.75%, 04/15/27		2,750	2,716,952
3.38%, 04/15/29		3,930	3,771,854
Travel & Leisure Co., 4.63%, 03/01/30(b)		440	411,662
United Wholesale Mortgage LLC, 5.75%, 06/15/27(b)		1,346	1,337,246
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		630	672,466
Univision Communications, Inc.(b)
8.00%, 08/15/28		145	148,257
07/31/31(d)		155	155,346
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		30	28,144
Verizon Communications, Inc.
1.13%, 11/03/28	GBP	100	117,062
3.88%, 02/08/29	USD	1,500	1,479,819
Wells Fargo & Co., (1-day SOFR + 1.32%), 3.91%, 04/25/26(a)		1,880	1,868,086
Welltower OP LLC, 4.00%, 06/01/25		2,825	2,808,189
Westbay, 11.00%, 02/06/30(g)		9,276	9,484,710
Xylem, Inc./New York, 2.25%, 01/30/31		3,000	2,635,209
			161,237,376
Total Corporate Bonds — 10.7% (Cost: $197,728,445)			198,204,296
Fixed Rate Loan Interests
United States — 0.2%
AMF MF Portfolio, Term Loan, 6.67%, 11/01/28(g)		4,075	4,137,710
Total Fixed Rate Loan Interests — 0.2% (Cost: $4,030,607)			4,137,710

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Floating Rate Loan Interests(a)
Belgium — 0.0%
Finco Utilitas BV, EUR Term Loan B, 09/26/30(o)	EUR	520	$ 602,076
Finland — 0.1%
Mehilainen Yhtiot Oy
2024 EUR 1st Lien Term Loan B5A, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.35%, 08/05/31		561	625,420
2024 EUR New Money Term Loan B5B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.35%, 08/05/31		1,072	1,192,076
			1,817,496
France(o) — 0.3%
Hestiafloor 2, 02/28/30		588	588,018
HomeVi SASU, 2024 EUR Term Loan B, 10/31/29		1,000	1,085,900
Obol France 3 SAS, 2024 EUR Term Loan B, 12/29/28		1,000	1,066,854
Parts Europe SA, EUR Term Loan B, 02/03/31		1,000	1,114,752
Ramsay Generale de Sante SA, 2024 EUR Term Loan B4, 08/13/31		900	1,034,091
			4,889,615
Germany — 0.4%
Aenova Holding GmbH, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 7.14%, 08/22/31		1,132	1,262,640
Apleona Holding GmbH, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 7.39%, 04/28/28		1,200	1,340,008
IFCO Management GmbH, 2024 EUR Term Loan B, 11/29/29(o)		1,000	1,114,775
Nidda Healthcare Holding GmbH, 2024 EUR Term Loan B3, 02/21/30(o)		1,440	1,601,426
TK Elevator Midco GmbH, EUR Term Loan B, 04/30/30(o)		1,000	1,115,932
			6,434,781
Ireland — 0.1%
Promontoria Beech Designated Activity Co., 1st Lien Term Loan, (1-mo. EURIBOR + 3.75%), 7.19%, 05/17/27(g)		2,291	2,546,894
Luxembourg — 0.3%
Atlas Luxco 4 SARL, 2021 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 7.13%, 05/12/28		997	1,103,548
INEOS Finance PLC, 2024 EUR 1st Lien Term Loan B, 06/23/31(o)		1,000	1,107,706
Speed Midco 3 SARL, 2024 EUR Term Loan B2, (6- mo. EURIBOR at 0.00% Floor + 4.95%), 8.11%, 06/05/31(g)		2,488	2,755,650
			4,966,904
Netherlands — 0.3%
Flora Food Management BV, 2024 GBP Term Loan B11, (1-day SONIA at 0.00% Floor + 5.79%), 10.95%, 01/03/28	GBP	1,358	1,805,647
Security		Par (000)	Value
Netherlands (continued)
Median BV, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 8.27%, 10/14/27	EUR	982	$ 1,083,347
Peer Holding III BV, 2024 EUR Term Loan B6, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 6.60%, 07/01/31		1,400	1,558,550
Pegasus BidCo BV, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 7.04%, 07/12/29		1,333	1,483,457
			5,931,001
Norway — 0.0%
Sector Alarm Holding AS, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.25%), 7.76%, 06/14/29		407	454,376
Spain — 0.2%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.71%, 02/27/30		1,303	1,449,732
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, 06/13/31(o)		742	827,748
PAX Holdco Spain SL, 2024 EUR Term Loan B3, 12/31/29(o)		1,000	1,110,233
			3,387,713
Sweden(o) — 0.1%
Platea BC Bidco AB
EUR Delayed Draw Term Loan, 04/03/31		167	186,046
EUR Term Loan, 04/03/31		833	930,231
			1,116,277
United Kingdom(o) — 0.2%
CD&R Firefly Bidco PLC, 2024 GBP Term Loan B6, 06/21/28	GBP	1,000	1,334,022
Froneri Lux FinCo SARL, 2024 EUR Term Loan, 09/17/31	EUR	1,000	1,112,103
Lorca Finco PLC, 2024 EUR Term Loan B3, 03/25/31		1,000	1,113,183
			3,559,308
United States — 1.6%
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.60%), 10.40%, 02/01/30	USD	3,107	2,994,812
American Auto Auction Group, LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.15%), 9.75%, 12/30/27		423	424,234
Boxer Parent Co., Inc., 2024 EUR Term Loan B, (3- mo. EURIBOR at 0.00% Floor + 4.00%), 7.66%, 07/30/31	EUR	1,496	1,661,857
Coreweave Compute Acquisition Co. II, LLC(g)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 11.05%, 05/16/29	USD	98	96,898
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 14.65%, 07/30/28		6,896	6,887,775
EIS Buyer, Inc., Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.85%, 07/10/28(g)		341	335,522
EIS Group, Inc., Term Loan, (1-mo. CME Term SOFR + 0.75% Floor + 7.00%), 11.85%, 07/08/28(g)		3,406	3,355,215
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Galaxy Universal LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.79%, 11/12/26(g)	USD	6,115	$ 6,053,962
GoTo Group, Inc.
2024 First Out Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.97%, 04/28/28		128	105,229
2024 Second Out Term Loan, (1-mo. CME Term SOFR + 4.85%), 9.97%, 04/28/28		111	37,256
Helios Service Partners LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 6.51%), 10.87%, 03/19/27(g)		603	602,775
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 10.46%, 10/25/28(g)		1,084	867,319
Indy U.S. Holdco LLC, 2024 EUR Term Loan B, (1- mo. EURIBOR at 0.00% Floor + 4.75%), 8.13%, 03/06/28	EUR	1,000	1,111,157
Montage Hotels & Resorts LLC, Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.66%, 02/16/29(g)	USD	1,207	1,207,124
Orion Group Holdco LLC(g)
2022 1st Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.76%), 11.37%, 03/19/27		115	115,114
2022 First A&R Amendment Incremental DDTL, (3-mo. CME Term SOFR at 1.00% Floor + 6.76%), 11.37%, 03/19/27		514	516,136
2023 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 10.87%, 03/19/27		923	923,085
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.87%, 03/19/27		194	193,002
First Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 10.87%, 03/19/27		1,148	1,153,608
First Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 10.87%, 03/19/27		98	98,680
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 10.87%, 03/19/27		19	19,280
Project Montage, PIK Revolver, (Prime + 6.00%), 14.00%, 02/16/29(g)		68	68,024
Redstone Holdco 2 LP, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.26%, 04/27/28		1,203	914,059
Verifone Systems, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.26%), 9.33%, 08/20/25		553	505,840
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.11%), 9.96%, 09/01/25		75	69,918
			30,317,881
Total Floating Rate Loan Interests — 3.6% (Cost: $64,945,098)			66,024,322
Security		Par (000)	Value
Foreign Agency Obligations
United Kingdom — 0.2%
United Kingdom Gilt(c)
3.75%, 10/22/53	GBP	943	$ 1,093,695
0.50%, 10/22/61		5,221	2,130,356
Total Foreign Agency Obligations — 0.2% (Cost: $3,177,453)			3,224,051

	Shares
Investment Companies
United States — 0.7%
iShares Biotechnology ETF(p)	7,000	1,019,200
iShares JP Morgan USD Emerging Markets Bond ETF(f)(p)	66,207	6,195,651
iShares Russell 2000 ETF(p)	100	22,089
iShares Russell Mid-Cap Growth ETF(p)	1,958	229,654
SPDR S&P Biotech ETF(f)	40,000	3,952,000
VanEck J. P. Morgan EM Local Currency Bond ETF	84,550	2,147,570
Total Investment Companies — 0.7% (Cost: $12,430,680)		13,566,164

		Par (000)
Municipal Bonds
Florida — 0.0%
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32(a)(b)	USD	250	265,732
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(e)(j)		4,425	2,416,912
Total Municipal Bonds — 0.1% (Cost: $2,292,828)			2,682,644
Non-Agency Mortgage-Backed Securities
Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. Term SOFR + 2.25%), 7.35%, 01/19/37(a)(b)		2,315	2,313,553
United States(a)(b) — 1.9%
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B1, 4.38%, 09/25/51		2,047	1,764,891
CHNGE Mortgage Trust
Series 2022-1, Class M1, 3.99%, 01/25/67		2,000	1,781,033
Series 2022-2, Class M1, 4.61%, 03/25/67		5,000	4,450,600
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.65%, 10/10/34		1,470	1,427,687
FREMF Trust, Series 2018-W5FX, Class CFX, 3.79%, 04/25/28		1,923	1,739,400
Grace Trust, Series 2020-GRCE, Class D, 2.77%, 12/10/40		2,000	1,642,248
GS Mortgage Securities Corp. Trust
Series 2021-DM, Class E, (1-mo. Term SOFR + 3.05%), 8.15%, 11/15/36		2,150	2,094,690
Series 2021-DM, Class F, (1-mo. Term SOFR + 3.55%), 8.65%, 11/15/36		2,150	2,078,427

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41	USD	2,000	$ 1,503,979
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.81%), 7.91%, 04/15/38		2,270	2,258,650
Series 2021-NYAH, Class E, (1-mo. Term SOFR + 2.20%), 7.30%, 06/15/38		2,000	1,759,140
Series 2022-NLP, Class F, (1-mo. Term SOFR + 3.54%), 8.64%, 04/15/37		1,730	1,476,216
Series 2022-OPO, Class D, 3.56%, 01/05/39		860	657,900
MFRA Trust, Series 2022-CHM1, Class M1, 4.57%, 09/25/56		4,000	3,648,345
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, (1-mo. Term SOFR + 2.72%), 7.81%, 04/15/38		850	844,471
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.99%, 02/12/41		650	466,027
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. Term SOFR + 2.19%), 7.28%, 05/15/37		2,410	2,416,025
Velocity Commercial Capital Loan Trust, Series 2021-4, Class M4, 4.48%, 12/26/51		2,411	1,883,062
			33,892,791
Total Non-Agency Mortgage-Backed Securities — 2.0% (Cost: $39,604,647)			36,206,344
Preferred Securities
Capital Trusts — 0.2%(a)
France(c)(l) — 0.1%
Accor SA, 4.88%	EUR	100	112,551
Alstom SA, 5.87%		100	114,906
Electricite de France SA
3.38%		200	202,838
5.13%		200	223,642
5.63%		200	225,652
7.38%	GBP	100	136,571
			1,016,160
Germany(c) — 0.0%
Bayer AG
5.38%, 03/25/82	EUR	100	110,354
Series NC5, 6.63%, 09/25/83		100	115,964
Commerzbank AG, 6.50%(l)		400	451,845
			678,163
Italy — 0.0%
Snam SpA, 4.50%(c)(l)		100	112,484
Netherlands(l) — 0.0%
ING Groep NV
3.88%	USD	200	180,300
7.25%(c)		300	309,780
			490,080
Spain — 0.0%
CaixaBank SA, 5.88%(c)(l)	EUR	200	223,743
Switzerland — 0.0%
UBS Group AG, 6.85%(b)(l)	USD	500	505,954
Security		Par (000)	Value
United Kingdom(c) — 0.1%
Centrica PLC, 6.50%, 05/21/55	GBP	125	$ 171,338
HSBC Holdings PLC, 4.75%(l)	EUR	308	334,716
Nationwide Building Society, 7.50%(l)	GBP	200	268,727
			774,781
United States — 0.0%
Paramount Global, 6.38%, 03/30/62	USD	760	702,990
			4,504,355

	Shares
Preferred Stocks — 1.9%(e)(g)
Finland — 0.1%
Aiven, Series D	35,053	1,929,317
Israel — 0.2%
Deep Instinct Ltd., Series D-4, (Acquired 09/20/22, Cost: $3,691,502)(h)	523,592	2,691,263
United States — 1.6%
Bright Machines
Series C	472,895	1,607,843
Series C-1	985,055	2,383,834
Cap Hill Brands	1,088,268	228,536
Clarify Health	318,926	1,868,906
Coreweave, Inc., 10.00%, 03/25/49	1,594,000	1,960,620
Davidson Homes LLC, 12.00%, 04/01/49	7,258	6,796,536
Insight M, Inc., Series D	2,854,422	925,404
Lessen Holdings, Inc.	480,897	2,087,093
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $1,239,070)(h)	53,954	796,361
RapidSOS, Series C-1	1,707,127	1,655,913
Source Global PBC(h)
Series D-2, (Acquired 05/16/24, Cost: $—)	4,323	28,964
Series D-3, (Acquired 05/15/24, Cost: $229,929)	6,315	97,630
Verge Genomics, Inc.(h)
Series B, (Acquired 11/05/21, Cost: $1,437,421)	269,847	1,751,307
Series C PRVT, (Acquired 09/06/23, Cost: $345,314)	48,019	347,177
Versa Networks, Inc., Series E CONV Preferred, (Acquired 10/14/22, Cost: $4,623,422), 12.00%, 10/07/32(h)	1,584,337	7,636,504
Zero Mass Water, Inc., Series D Preferred, (Acquired 07/05/22, Cost: $249,208)(h)	6,084	105,801
		30,278,429
		34,899,009
Total Preferred Securities — 2.1% (Cost: $45,850,181)		39,403,364

Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.6%
Uniform Mortgage-Backed Securities(q)
3.50%, 10/15/54	USD	18,006	16,766,939
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities(q) (continued)
4.50%, 10/15/54 - 11/14/54	USD	91,645	$ 90,096,713
5.50%, 10/15/54		32,500	32,876,333
Total U.S. Government Sponsored Agency Securities — 7.6% (Cost: $140,308,769)			139,739,985
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29		4,601	4,728,106
U.S. Treasury Notes, 4.63%, 09/30/28(r)		6,777	7,040,138
Total U.S. Treasury Obligations — 0.6% (Cost: $11,353,900)			11,768,244

	Shares
Warrants
Israel — 0.0%
Deep Instinct Ltd., Series C, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(e)(g)(h)	36,915	4,061
United States(e) — 0.2%
Davidson Homes LLC, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(g)	50,374	553,610
Flyr Warrants, (Issued/Exercisable 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)(g)	5,576	27,322
Insight M, Inc., (Issued 01/31/24, Strike Price USD 0.34)(g)	2,957,679	361,133
RapidSOS, (Issued 12/13/23, Expires 12/13/33, Strike Price USD 0.01)(g)	946,544	908,682
Sonder Holdings Inc., (Expires 12/31/49)(g)	15,727	73,760
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(g)(h)	195,273	796,714
Volato Group, Inc., (Acquired 12/03/23, Cost: $41,409), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(h)	41,409	750
		2,721,971
Total Warrants — 0.2% (Cost: $41,411)		2,726,032
Total Long-Term Investments — 90.5% (Cost: $1,432,587,623)		1,673,017,928
Short-Term Securities
Money Market Funds — 16.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(p)(s)(t)	8,245,485	8,252,906
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(p)(s)	298,079,556	298,079,556
Total Short-Term Securities — 16.6% (Cost: $306,328,958)		306,332,462
Options Purchased — 0.4% (Cost: $7,305,706)		7,233,959
Total Investments Before TBA Sale Commitments and Options Written — 107.5% (Cost: $1,746,222,287)		1,986,584,349
Security		Shares	Value
Investments Sold Short
Investment Companies
United States — (0.3)%
iShares iBoxx $ High Yield Corporate Bond ETF(p)	USD	(55,449)	$ (4,343,785)
Total Investments Sold Short — (0.3)% (Proceeds: $(4,430,375))			(4,343,785)

Par (000)
TBA Sale Commitments
United States — (0.8)%
Uniform Mortgage-Backed Securities, 4.50%, 10/15/54(q)	USD	(15,300)	(15,040,314)
Total TBA Sale Commitments — (0.8)% (Proceeds: $(15,118,312))	(15,040,314)
Options Written — (0.2)% (Premiums Received: $(3,964,244))	(3,741,874)
Total Investments, Net of TBA Sale Commitments and Options Written — 106.2% (Cost: $1,722,709,356)	1,963,458,376
Liabilities in Excess of Other Assets — (6.2)%	(114,740,224)
Net Assets — 100.0%	$ 1,848,718,152

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	When-issued security.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $17,898,847, representing 1.0% of its net assets as of period end, and an original cost of $17,079,564.

(i)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Zero-coupon bond.
(l)	Perpetual security with no stated maturity date.
(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)	Convertible security.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Trust.
(q)	Represents or includes a TBA transaction.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(s)	Annualized 7-day yield as of period end.
(t)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 8,248,950 (a)	$ —	$ 452	$ 3,504	$ 8,252,906	8,245,485	$ 25,622 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	378,536,662	—	(80,457,106)(a)	—	—	298,079,556	298,079,556	13,950,699	—
iShares Biotechnology ETF	—	1,001,591	—	—	17,609	1,019,200	7,000	1,403	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	6,389,791	(10,761,940)	(58,226)	86,590	(4,343,785)	(55,449)	41,126	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	3,968,600	—	(4,045,951)	141,546	(64,195)	—	—	114,241	—
iShares JP Morgan USD Emerging Markets Bond ETF	5,896,395	—	—	—	299,256	6,195,651	66,207	197,446	—
iShares Russell 2000 ETF	20,071	—	—	—	2,018	22,089	100	184	—
iShares Russell Mid-Cap Growth ETF	409,065	—	(207,288)	20,588	7,289	229,654	1,958	1,198	—
SL Liquidity Series, LLC, Money Market Series(c)	3,509,133	—	(3,507,579)(a)	(1,589)	35	—	—	—	—
				$ 102,771	$ 352,106	$ 309,455,271		$ 14,331,919	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BOBL	354	12/06/24	$ 47,306	$ 417,307
Euro Bund	40	12/06/24	6,007	(5,947)
Euro-Schatz	64	12/06/24	7,635	38,413
Nikkei 225 Index	69	12/12/24	18,379	1,107,834
10-Year Australian Treasury Bonds	68	12/16/24	5,472	(60,028)
Carbon Emissions(a)	12	12/16/24	826	(43,397)
10-Year U.S. Treasury Note	111	12/19/24	12,696	5,850
U.S. Long Bond	33	12/19/24	4,103	(12,606)
Euro Stoxx 50 Index	109	12/20/24	6,113	179,531
Euro Stoxx Banks Index	93	12/20/24	750	6,699
MSCI Emerging Markets Index	3	12/20/24	176	10,275
NASDAQ 100 E-Mini Index	239	12/20/24	96,849	2,838,752
S&P 500 E-Mini Index	24	12/20/24	6,977	101,756
Long Gilt	39	12/27/24	5,132	(31,781)
5-Year U.S. Treasury Note	3,000	12/31/24	329,859	229,619
				4,782,277
Short Contracts
Euro OAT	23	12/06/24	3,247	(18,198)
10-Year Japanese Government Treasury Bonds	16	12/13/24	16,103	(47,963)
10-Year U.S. Ultra Long Treasury Note	179	12/19/24	21,203	1,389
Ultra U.S. Treasury Bond	272	12/19/24	36,253	146,750
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
E-mini Russell 2000 Index	17	12/20/24	$ 1,912	$ (33,721)
2-Year U.S. Treasury Note	1,382	12/31/24	287,834	(669,895)
				(621,638)
				$ 4,160,639

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	38,277,353	USD	6,691,406	Bank of America N.A.	12/18/24	$ 272,050
CHF	4,634,416	USD	5,517,000	Societe Generale	12/18/24	5,432
EUR	2,880,734	USD	3,189,280	The Bank of New York Mellon	12/18/24	27,420
EUR	249,208	USD	276,309	UBS AG	12/18/24	1,963
EUR	397,958	USD	440,748	UBS AG	12/18/24	3,621
GBP	145,611	USD	190,406	The Bank of New York Mellon	12/18/24	4,236
IDR	27,983,053,770	USD	1,803,032	JPMorgan Chase Bank N.A.	12/18/24	33,935
INR	148,563,276	USD	1,762,222	Citibank N.A.	12/18/24	4,176
JPY	1,318,316,944	USD	9,200,000	JPMorgan Chase Bank N.A.	12/18/24	66,727
MXN	25,986,266	USD	1,275,453	Morgan Stanley & Co. International PLC	12/18/24	28,912
MXN	110,084,154	USD	5,403,264	Morgan Stanley & Co. International PLC	12/18/24	122,345
USD	1,177,690	CHF	985,967	UBS AG	12/18/24	2,799
USD	3,919,522	CHF	3,281,443	UBS AG	12/18/24	9,311
USD	7,382,642	EUR	6,608,000	JPMorgan Chase Bank N.A.	12/18/24	3,984
USD	294,114	GBP	219,351	UBS AG	12/18/24	902
USD	822,364	GBP	614,407	UBS AG	12/18/24	1,072
USD	3,386,007	JPY	475,591,202	JPMorgan Chase Bank N.A.	12/18/24	42,977
USD	308,231	JPY	43,321,269	Morgan Stanley & Co. International PLC	12/18/24	3,717
USD	751,486	JPY	106,156,694	UBS AG	12/18/24	5,289
USD	24,265,545	JPY	3,408,064,281	UBS AG	12/18/24	309,546
ZAR	33,712,048	USD	1,864,067	Citibank N.A.	12/18/24	74,510
						1,024,924
CAD	699,773	USD	519,047	JPMorgan Chase Bank N.A.	12/18/24	(611)
CAD	1,148,184	USD	854,806	JPMorgan Chase Bank N.A.	12/18/24	(4,160)
EUR	1,162,749	USD	1,299,721	BNP Paribas SA	12/18/24	(1,367)
EUR	194,270	USD	217,841	Morgan Stanley & Co. International PLC	12/18/24	(914)
EUR	512,154	USD	573,724	Morgan Stanley & Co. International PLC	12/18/24	(1,840)
EUR	3,895,314	USD	4,351,623	Morgan Stanley & Co. International PLC	12/18/24	(2,018)
EUR	617,924	USD	692,489	UBS AG	12/18/24	(2,500)
JPY	79,492,659	USD	561,836	Bank of America N.A.	12/18/24	(3,065)
JPY	67,786,124	USD	479,296	BNP Paribas SA	12/18/24	(2,814)
JPY	86,749,149	USD	609,816	JPMorgan Chase Bank N.A.	12/18/24	(38)
JPY	237,779,840	USD	1,688,168	Morgan Stanley & Co. International PLC	12/18/24	(16,764)
JPY	234,333,632	USD	1,658,824	The Bank of New York Mellon	12/18/24	(11,644)
JPY	53,061,019	USD	382,868	Westpac Banking Corp.	12/18/24	(9,891)
USD	4,883,205	AUD	7,322,432	Morgan Stanley & Co. International PLC	12/18/24	(183,162)
USD	1,741,858	CAD	2,363,075	Deutsche Bank AG	12/18/24	(8,857)
USD	2,954,411	DKK	19,890,030	Goldman Sachs International	12/18/24	(27,550)
USD	296,025	EUR	265,240	BNP Paribas SA	12/18/24	(148)
USD	731,950	EUR	655,905	Deutsche Bank AG	12/18/24	(450)
USD	1,390,584	EUR	1,245,469	Deutsche Bank AG	12/18/24	(137)
USD	69,960,261	EUR	63,192,308	Deutsche Bank AG	12/18/24	(601,846)
USD	564,909	EUR	506,565	JPMorgan Chase Bank N.A.	12/18/24	(735)
USD	120,484,682	EUR	108,841,641	JPMorgan Chase Bank N.A.	12/18/24	(1,050,609)
USD	381,709	EUR	341,854	Standard Chartered Bank	12/18/24	(14)
USD	276,066	GBP	209,119	Deutsche Bank AG	12/18/24	(3,468)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,748,207	GBP	2,100,000	Deutsche Bank AG	12/18/24	$ (58,916)
USD	561,548	GBP	420,572	JPMorgan Chase Bank N.A.	12/18/24	(641)
USD	34,634,215	GBP	26,521,630	Morgan Stanley & Co. International PLC	12/18/24	(817,910)
USD	592,848	GBP	447,392	The Bank of New York Mellon	12/18/24	(5,192)
USD	15,761,212	HKD	122,486,128	BNP Paribas SA	12/18/24	(11,216)
USD	10,545,420	KRW	14,092,161,000	Bank of America N.A.	12/18/24	(179,324)
USD	1,814,485	SEK	18,723,925	Goldman Sachs International	12/18/24	(36,176)
						(3,043,977)
						$ (2,019,053)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
NVIDIA Corp.	436	10/11/24	USD	125.00	USD	5,295	$ 98,754
SPX Volatility Index	106	10/16/24	USD	25.00	USD	177	5,883
Alphabet, Inc., Class C	85	10/18/24	USD	170.00	USD	1,421	20,868
Amazon.com, Inc.	165	10/18/24	USD	185.00	USD	3,074	89,100
Amazon.com, Inc.	245	10/18/24	USD	180.00	USD	4,565	214,987
Apple, Inc.	193	10/18/24	USD	230.00	USD	4,497	124,485
Apple, Inc.	140	10/18/24	USD	225.00	USD	3,262	142,450
Apple, Inc.	495	10/18/24	USD	235.00	USD	11,534	178,200
Broadcom, Inc.	74	10/18/24	USD	180.00	USD	1,277	23,014
JPMorgan Chase & Co.	222	10/18/24	USD	220.00	USD	4,681	31,635
JPMorgan Chase & Co.	108	10/18/24	USD	230.00	USD	2,277	2,592
LVMH Moet Hennessy Louis Vuitton SE	44	10/18/24	EUR	690.00	EUR	3,031	54,856
Microsoft Corp.	83	10/18/24	USD	440.00	USD	3,571	31,540
NVIDIA Corp.	216	10/18/24	USD	115.00	USD	2,623	191,700
Shell PLC	180	10/18/24	EUR	32.00	EUR	532	5,410
SPDR S&P 500 ETF Trust	721	10/18/24	USD	575.00	USD	41,368	466,126
Tesla, Inc.	215	10/18/24	USD	275.00	USD	5,625	267,137
Walmart, Inc.	305	10/18/24	USD	80.00	USD	2,463	57,645
Walt Disney Co.	223	10/18/24	USD	110.00	USD	2,145	1,673
Western Digital Corp.	55	10/18/24	USD	75.00	USD	376	2,035
Apple, Inc.	484	10/25/24	USD	240.00	USD	11,277	117,854
SPDR S&P 500 ETF Trust	1,088	10/25/24	USD	580.00	USD	62,425	553,248
SPDR S&P 500 ETF Trust	323	11/01/24	USD	580.00	USD	18,532	210,596
Apple, Inc.	455	11/15/24	USD	225.00	USD	10,602	643,825
Boston Scientific Corp.	148	11/15/24	USD	85.00	USD	1,240	39,220
D.R. Horton, Inc.	80	11/15/24	USD	200.00	USD	1,526	50,400
Edwards Lifesciences Corp.	224	11/15/24	USD	72.50	USD	1,478	38,640
Fifth Third Bancorp.	122	11/15/24	USD	43.00	USD	523	24,400
Freeport-McMoRan, Inc.	404	11/15/24	USD	55.00	USD	2,017	41,410
Hewlett Packard Enterprise Co.	97	11/15/24	USD	22.00	USD	198	5,093
Home Depot, Inc.	18	11/15/24	USD	390.00	USD	729	43,875
Humana, Inc.	48	11/15/24	USD	395.00	USD	1,520	18,720
JPMorgan Chase & Co.	73	11/15/24	USD	215.00	USD	1,539	43,070
Mastercard, Inc., Class A	40	11/15/24	USD	510.00	USD	1,975	36,200
Meta Platforms, Inc., Class A	135	11/15/24	USD	590.00	USD	7,728	365,175
Micron Technology, Inc.	539	11/15/24	USD	115.00	USD	5,590	150,650
Oracle Corp.	163	11/15/24	USD	180.00	USD	2,778	37,979
Trane Technologies PLC	49	11/15/24	USD	400.00	USD	1,905	60,270
Unit Group, Inc.	82	11/15/24	USD	7.00	USD	46	1,435
Walmart, Inc.	320	11/15/24	USD	80.00	USD	2,584	96,800
Western Digital Corp.	58	11/15/24	USD	82.50	USD	396	4,089
Bank of America Corp.	91	12/20/24	USD	41.00	USD	361	13,104
Capital One Financial Corp.	48	12/20/24	USD	155.00	USD	719	35,280
Carrier Global Corp.	340	12/20/24	USD	85.00	USD	2,737	95,200
Costco Wholesale Corp.	22	12/20/24	USD	940.00	USD	1,950	46,860
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Home Depot, Inc.	32	12/20/24	USD	400.00	USD	1,297	$ 68,800
iShares China Large-Cap ETF	554	12/20/24	USD	34.00	USD	1,761	71,189
Meta Platforms, Inc., Class A	150	12/20/24	USD	600.00	USD	8,587	444,000
NVIDIA Corp.	216	12/20/24	USD	120.00	USD	2,623	288,360
NVIDIA Corp.	61	12/20/24	USD	130.00	USD	741	54,900
Paramount Global, Class B	81	12/20/24	USD	15.00	USD	86	162
Fifth Third Bancorp.	162	01/17/25	USD	45.00	USD	694	29,565
Paramount Global, Class B	81	01/17/25	USD	15.00	USD	86	284
Sabre Corp.	142	01/17/25	USD	5.00	USD	52	2,556
							5,743,299
Put
Alphabet, Inc., Class C	264	10/18/24	USD	155.00	USD	4,414	13,596
Merck & Co., Inc.	332	10/18/24	USD	110.00	USD	3,770	22,244
SPDR S&P 500 ETF Trust	211	10/18/24	USD	550.00	USD	12,106	33,549
SPDR S&P 500 ETF Trust	42	10/18/24	USD	555.00	USD	2,410	8,694
SPDR S&P 500 ETF Trust	96	10/18/24	USD	545.00	USD	5,508	11,904
SPDR S&P 500 ETF Trust	213	11/15/24	USD	560.00	USD	12,221	153,040
							243,027
							$ 5,986,326
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
S&P 500 Index	UBS AG	1,018	10/18/24	USD	5,400.00	USD	5,866	$ 8,559
S&P 500 Index	UBS AG	317	11/15/24	USD	5,450.00	USD	1,827	13,451
								$ 22,010
OTC Credit Default Swaptions Purchased
	Paid by the Trust	Received by the Trust
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap,	5.00%	ITRAXX.XO.41.V1	Quarterly	Citibank N.A.	10/16/24	—	EUR 325.00	EUR	10,541	$ 9,484

(a)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Interest Rate Swaptions Purchased
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/10/34	1-Day SOFR, 4.96%	Annual	3.66%	Annual	Morgan Stanley & Co. International PLC	10/08/24	3.66%	USD	4,339	$ 120,443
5-Year Interest Rate Swap, 10/10/29	1-Day SOFR, 4.96%	Annual	3.66%	Annual	Morgan Stanley & Co. International PLC	10/08/24	3.66	USD	6,443	117,117
10-Year Interest Rate Swap, 10/25/34	1-Day SOFR, 4.96%	Annual	3.75%	Annual	Citibank N.A.	10/23/24	3.75	USD	9,678	350,079
2-Year Interest Rate Swap, 10/26/26	1-Day SOFR, 4.96%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	10/24/24	4.00	USD	19,216	223,572
5-Year Interest Rate Swap, 12/19/29	6-mo. EURIBOR, 3.11%	Semi-Annual	2.05%	Annual	JPMorgan Chase Bank N.A.	12/17/24	2.05	EUR	5,922	28,917
5-Year Interest Rate Swap, 12/19/29	1-Day SOFR, 4.96%	Annual	3.60%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.60	USD	6,331	131,915
5-Year Interest Rate Swap, 12/19/29	1-Day SOFR, 4.96%	Annual	3.60%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.60	USD	6,354	132,387
10-Year Interest Rate Swap, 01/25/35	1-Day SOFR, 4.96%	Annual	3.00%	Annual	Goldman Sachs International	01/23/25	3.00	USD	12,685	111,709
										$ 1,216,139
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
NVIDIA Corp.	436	10/11/24	USD	140.00	USD	5,295	$ (5,886)
SPX Volatility Index	106	10/16/24	USD	40.00	USD	177	(2,650)
Adobe, Inc.	20	10/18/24	USD	560.00	USD	1,036	(2,260)
Alphabet, Inc., Class C	111	10/18/24	USD	175.00	USD	1,856	(11,100)
Amazon.com, Inc.	94	10/18/24	USD	205.00	USD	1,752	(2,256)
Amazon.com, Inc.	129	10/18/24	USD	200.00	USD	2,404	(7,611)
Apple, Inc.	80	10/18/24	USD	240.00	USD	1,864	(13,800)
Applied Materials, Inc.	50	10/18/24	USD	210.00	USD	1,010	(22,000)
Autodesk, Inc.	35	10/18/24	USD	290.00	USD	964	(3,850)
Autodesk, Inc.	23	10/18/24	USD	285.00	USD	634	(4,773)
Bank of America Corp.	463	10/18/24	USD	42.00	USD	1,837	(12,732)
Broadcom, Inc.	56	10/18/24	USD	190.00	USD	966	(5,432)
Charles Schwab Corp.	148	10/18/24	USD	70.00	USD	959	(9,842)
Charles Schwab Corp.	92	10/18/24	USD	72.50	USD	596	(2,852)
Costco Wholesale Corp.	10	10/18/24	USD	990.00	USD	887	(525)
Costco Wholesale Corp.	9	10/18/24	USD	1,000.00	USD	798	(432)
Danaher Corp.	33	10/18/24	USD	290.00	USD	917	(4,373)
Delta Air Lines, Inc.	203	10/18/24	USD	50.00	USD	1,031	(44,964)
Eli Lilly & Co.	10	10/18/24	USD	1,000.00	USD	886	(830)
Eli Lilly & Co.	7	10/18/24	USD	990.00	USD	620	(872)
Freeport-McMoRan, Inc.	54	10/18/24	USD	50.00	USD	270	(7,749)
Freeport-McMoRan, Inc.	215	10/18/24	USD	47.00	USD	1,073	(84,925)
Goldman Sachs Group, Inc.	21	10/18/24	USD	525.00	USD	1,040	(6,258)
Goldman Sachs Group, Inc.	21	10/18/24	USD	535.00	USD	1,040	(3,570)
Intuitive Surgical, Inc.	19	10/18/24	USD	540.00	USD	933	(5,035)
Intuitive Surgical, Inc.	11	10/18/24	USD	535.00	USD	540	(3,300)
JPMorgan Chase & Co.	53	10/18/24	USD	225.00	USD	1,118	(3,313)
Meta Platforms, Inc., Class A	16	10/18/24	USD	620.00	USD	916	(2,744)
Microsoft Corp.	87	10/18/24	USD	460.00	USD	3,744	(4,307)
Oracle Corp.	74	10/18/24	USD	175.00	USD	1,261	(10,508)
ServiceNow, Inc.	10	10/18/24	USD	960.00	USD	894	(3,475)
ServiceNow, Inc.	6	10/18/24	USD	1,000.00	USD	537	(435)
Tesla, Inc.	215	10/18/24	USD	305.00	USD	5,625	(106,425)
Thermo Fisher Scientific, Inc.	15	10/18/24	USD	650.00	USD	928	(3,488)
Trane Technologies PLC	25	10/18/24	USD	400.00	USD	972	(10,000)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
UnitedHealth Group, Inc.	28	10/18/24	USD	620.00	USD	1,637	$ (11,970)
UnitedHealth Group, Inc.	28	10/18/24	USD	640.00	USD	1,637	(5,852)
Walt Disney Co.	101	10/18/24	USD	100.00	USD	972	(7,272)
Apple, Inc.	484	10/25/24	USD	260.00	USD	11,277	(6,776)
Adobe, Inc.	11	11/15/24	USD	570.00	USD	570	(4,620)
Alphabet, Inc., Class C	56	11/15/24	USD	180.00	USD	936	(15,652)
Amazon.com, Inc.	245	11/15/24	USD	205.00	USD	4,565	(74,725)
Amazon.com, Inc.	64	11/15/24	USD	215.00	USD	1,193	(9,088)
Apple, Inc.	455	11/15/24	USD	245.00	USD	10,602	(179,725)
Apple, Inc.	41	11/15/24	USD	250.00	USD	955	(10,701)
Autodesk, Inc.	11	11/15/24	USD	290.00	USD	303	(4,950)
Bank of America Corp.	114	11/15/24	USD	44.00	USD	452	(3,648)
Broadcom, Inc.	28	11/15/24	USD	210.00	USD	483	(3,248)
Costco Wholesale Corp.	5	11/15/24	USD	1,000.00	USD	443	(1,260)
Danaher Corp.	12	11/15/24	USD	290.00	USD	334	(7,320)
Delta Air Lines, Inc.	46	11/15/24	USD	55.00	USD	234	(5,681)
Edwards Lifesciences Corp.	224	11/15/24	USD	80.00	USD	1,478	(12,880)
Eli Lilly & Co.	3	11/15/24	USD	1,060.00	USD	266	(1,620)
Goldman Sachs Group, Inc.	11	11/15/24	USD	540.00	USD	545	(6,243)
JPMorgan Chase & Co.	27	11/15/24	USD	230.00	USD	569	(4,388)
Meta Platforms, Inc., Class A	135	11/15/24	USD	680.00	USD	7,728	(68,850)
Meta Platforms, Inc., Class A	8	11/15/24	USD	650.00	USD	458	(7,460)
Micron Technology, Inc.	539	11/15/24	USD	140.00	USD	5,590	(18,595)
Microsoft Corp.	32	11/15/24	USD	475.00	USD	1,377	(9,440)
NVIDIA Corp.	479	11/15/24	USD	155.00	USD	5,817	(37,841)
NVIDIA Corp.	216	11/15/24	USD	135.00	USD	2,623	(78,840)
NVIDIA Corp.	112	11/15/24	USD	150.00	USD	1,360	(13,048)
NVIDIA Corp.	158	11/15/24	USD	145.00	USD	1,919	(27,808)
Oracle Corp.	36	11/15/24	USD	185.00	USD	613	(4,788)
ServiceNow, Inc.	3	11/15/24	USD	1,020.00	USD	268	(3,120)
Thermo Fisher Scientific, Inc.	4	11/15/24	USD	660.00	USD	247	(3,080)
Trane Technologies PLC	12	11/15/24	USD	440.00	USD	466	(2,190)
UnitedHealth Group, Inc.	14	11/15/24	USD	640.00	USD	819	(10,185)
Walmart, Inc.	320	11/15/24	USD	85.00	USD	2,584	(29,600)
Walt Disney Co.	23	11/15/24	USD	105.00	USD	221	(3,818)
Adobe, Inc.	21	12/20/24	USD	605.00	USD	1,087	(12,547)
Alphabet, Inc., Class C	111	12/20/24	USD	190.00	USD	1,856	(23,199)
Amazon.com, Inc.	95	12/20/24	USD	220.00	USD	1,770	(18,192)
Amazon.com, Inc.	76	12/20/24	USD	215.00	USD	1,416	(19,836)
Apple, Inc.	81	12/20/24	USD	255.00	USD	1,887	(24,583)
Autodesk, Inc.	23	12/20/24	USD	310.00	USD	634	(8,970)
Bank of America Corp.	226	12/20/24	USD	45.00	USD	897	(8,136)
Broadcom, Inc.	56	12/20/24	USD	210.00	USD	966	(17,920)
Cameco Corp.	125	12/20/24	USD	60.00	USD	597	(10,750)
Charles Schwab Corp.	93	12/20/24	USD	75.00	USD	603	(7,440)
Costco Wholesale Corp.	9	12/20/24	USD	1,040.00	USD	798	(3,780)
Danaher Corp.	23	12/20/24	USD	310.00	USD	639	(6,095)
Delta Air Lines, Inc.	95	12/20/24	USD	55.00	USD	483	(18,430)
Eli Lilly & Co.	6	12/20/24	USD	1,060.00	USD	532	(7,500)
Goldman Sachs Group, Inc.	21	12/20/24	USD	570.00	USD	1,040	(7,298)
iShares China Large-Cap ETF	554	12/20/24	USD	38.00	USD	1,761	(26,869)
JPMorgan Chase & Co.	53	12/20/24	USD	240.00	USD	1,118	(6,387)
Mastercard, Inc., Class A	26	12/20/24	USD	540.00	USD	1,284	(10,660)
Meta Platforms, Inc., Class A	16	12/20/24	USD	650.00	USD	916	(22,960)
Meta Platforms, Inc., Class A	135	12/20/24	USD	700.00	USD	7,728	(86,400)
Microsoft Corp.	43	12/20/24	USD	480.00	USD	1,850	(18,275)
NextEra Energy, Inc.	111	12/20/24	USD	95.00	USD	938	(14,985)
NVIDIA Corp.	151	12/20/24	USD	150.00	USD	1,834	(55,115)
Oracle Corp.	73	12/20/24	USD	190.00	USD	1,244	(22,812)
Progressive Corp.	60	12/20/24	USD	290.00	USD	1,523	(13,500)
ServiceNow, Inc.	6	12/20/24	USD	1,060.00	USD	537	(7,380)
Thermo Fisher Scientific, Inc.	9	12/20/24	USD	680.00	USD	557	(6,570)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Trane Technologies PLC	24	12/20/24	USD	440.00	USD	933	$ (11,280)
UnitedHealth Group, Inc.	28	12/20/24	USD	640.00	USD	1,637	(31,850)
Walmart, Inc.	167	12/20/24	USD	90.00	USD	1,349	(13,694)
Walt Disney Co.	45	12/20/24	USD	105.00	USD	433	(10,170)
							(1,664,437)
Put
JPMorgan Chase & Co.	275	10/18/24	USD	190.00	USD	5,799	(14,575)
LVMH Moet Hennessy Louis Vuitton SE	20	10/18/24	EUR	590.00	EUR	1,378	(2,048)
Shell PLC	180	10/18/24	EUR	30.00	EUR	532	(6,812)
SPDR S&P 500 ETF Trust	42	10/18/24	USD	510.00	USD	2,410	(1,617)
SPDR S&P 500 ETF Trust	96	10/18/24	USD	505.00	USD	5,508	(3,360)
Walt Disney Co.	223	10/18/24	USD	90.00	USD	2,145	(6,802)
Apple, Inc.	323	10/25/24	USD	195.00	USD	7,526	(7,590)
Boston Scientific Corp.	148	11/15/24	USD	72.50	USD	1,240	(5,180)
D.R. Horton, Inc.	80	11/15/24	USD	170.00	USD	1,526	(22,800)
Edwards Lifesciences Corp.	224	11/15/24	USD	60.00	USD	1,478	(26,880)
Fifth Third Bancorp.	122	11/15/24	USD	37.00	USD	523	(4,880)
Home Depot, Inc.	18	11/15/24	USD	350.00	USD	729	(3,186)
JPMorgan Chase & Co.	73	11/15/24	USD	185.00	USD	1,539	(9,563)
Meta Platforms, Inc., Class A	135	11/15/24	USD	480.00	USD	7,728	(74,587)
Micron Technology, Inc.	539	11/15/24	USD	95.00	USD	5,590	(149,303)
SPDR S&P 500 ETF Trust	427	11/15/24	USD	480.00	USD	24,500	(40,138)
SPDR S&P 500 ETF Trust	162	11/15/24	USD	500.00	USD	9,295	(22,680)
Trane Technologies PLC	49	11/15/24	USD	350.00	USD	1,905	(20,580)
Bank of America Corp.	91	12/20/24	USD	36.00	USD	361	(6,143)
Capital One Financial Corp.	48	12/20/24	USD	130.00	USD	719	(12,960)
Carrier Global Corp.	170	12/20/24	USD	67.50	USD	1,368	(11,900)
Costco Wholesale Corp.	22	12/20/24	USD	820.00	USD	1,950	(30,360)
Home Depot, Inc.	32	12/20/24	USD	345.00	USD	1,297	(6,864)
iShares China Large-Cap ETF	554	12/20/24	USD	28.00	USD	1,761	(32,686)
Meta Platforms, Inc., Class A	150	12/20/24	USD	470.00	USD	8,587	(104,250)
NVIDIA Corp.	61	12/20/24	USD	100.00	USD	741	(20,892)
Fifth Third Bancorp.	162	01/17/25	USD	37.00	USD	694	(12,150)
Humana, Inc.	48	01/17/25	USD	310.00	USD	1,520	(116,160)
							(776,946)
							$ (2,441,383)
OTC Credit Default Swaptions Written
	Paid by the Trust	Received by the Trust
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Put
Sold Protection on 5-Year Credit Default Swap,	1-Day SOFR	4.00%	Quarterly	Citibank N.A.	10/16/24	N/R	EUR 400.00	EUR	10,541	$ (3,835)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/10/34	3.16%	Annual	1-Day SOFR, 4.96%	Annual	Morgan Stanley & Co. International PLC	10/08/24	3.16%	USD	4,339	$ (2,301)
5-Year Interest Rate Swap, 10/10/29	3.16%	Annual	1-Day SOFR, 4.96%	Annual	Morgan Stanley & Co. International PLC	10/08/24	3.16	USD	6,443	(6,500)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Interest Rate Swaptions Written (continued)
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
10-Year Interest Rate Swap, 10/25/34	3.15%	Annual	1-Day SOFR, 4.96%	Annual	Citibank N.A.	10/23/24	3.15%	USD	9,678	$ (23,755)
2-Year Interest Rate Swap, 10/26/26	3.30%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	10/24/24	3.30	USD	19,216	(27,135)
5-Year Interest Rate Swap, 10/27/29	3.30%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	10/25/24	3.30	USD	7,307	(45,123)
2-Year Interest Rate Swap, 11/08/26	3.05%	Annual	1-Day SOFR, 4.96%	Annual	Citibank N.A.	11/06/24	3.05	USD	11,478	(9,527)
5-Year Interest Rate Swap, 11/08/29	2.80%	Annual	1-Day SOFR, 4.96%	Annual	Citibank N.A.	11/06/24	2.80	USD	5,739	(4,786)
5-Year Interest Rate Swap, 11/27/29	2.65%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	11/25/24	2.65	USD	11,029	(11,166)
5-Year Interest Rate Swap, 12/05/29	2.90%	Annual	1-Day SOFR, 4.96%	Annual	Bank of America N.A.	12/03/24	2.90	USD	5,944	(18,428)
5-Year Interest Rate Swap, 12/06/29	2.90%	Annual	1-Day SOFR, 4.96%	Annual	Deutsche Bank AG	12/04/24	2.90	USD	3,023	(9,568)
2-Year Interest Rate Swap, 12/19/26	2.60%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	12/17/24	2.60	USD	11,844	(9,239)
5-Year Interest Rate Swap, 12/19/29	3.20%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.20	USD	6,331	(56,872)
5-Year Interest Rate Swap, 12/19/29	3.20%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.20	USD	6,354	(57,076)
2-Year Interest Rate Swap, 01/18/27	3.20%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	01/16/25	3.20	USD	12,731	(58,755)
2-Year Interest Rate Swap, 01/18/27	3.20%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.20	USD	5,949	(27,455)
2-Year Interest Rate Swap, 01/18/27	3.20%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.20	USD	5,949	(27,455)
5-Year Interest Rate Swap, 01/18/30	3.00%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	01/16/25	3.00	USD	6,366	(45,735)
5-Year Interest Rate Swap, 01/18/30	3.00%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.00	USD	3,094	(22,228)
5-Year Interest Rate Swap, 01/18/30	3.00%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.00	USD	3,094	(22,228)
10-Year Interest Rate Swap, 01/25/35	2.25%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	01/23/25	2.25	USD	12,685	(11,790)
5-Year Interest Rate Swap, 01/26/30	3.15%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	01/24/25	3.15	USD	7,519	(78,320)
1-Year Interest Rate Swap, 02/12/26	3.15%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	02/10/25	3.15	USD	33,827	(66,405)
5-Year Interest Rate Swap, 02/16/30	3.23%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	02/14/25	3.23	USD	7,173	(94,271)
5-Year Interest Rate Swap, 02/22/30	2.70%	Annual	1-Day SOFR, 4.96%	Annual	Deutsche Bank AG	02/20/25	2.70	USD	49,118	(228,126)
10-Year Interest Rate Swap, 03/27/35	2.75%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	03/25/25	2.75	USD	5,561	(38,674)
										(1,002,918)
Put
5-Year Interest Rate Swap, 11/09/29	1-Day SOFR, 4.96%	Annual	3.90%	Annual	Deutsche Bank AG	11/07/24	3.90	USD	8,417	(1,283)
10-Year Interest Rate Swap, 12/25/34	1-Day SOFR, 4.96%	Annual	3.67%	Annual	Deutsche Bank AG	12/23/24	3.67	USD	5,797	(30,708)
10-Year Interest Rate Swap, 12/25/34	1-Day SOFR, 4.96%	Annual	3.67%	Annual	Deutsche Bank AG	12/23/24	3.67	USD	2,799	(14,827)
2-Year Interest Rate Swap, 01/19/27	1-Day SOFR, 4.96%	Annual	4.30%	Annual	Deutsche Bank AG	01/17/25	4.30	USD	12,657	(2,418)
5-Year Interest Rate Swap, 01/19/30	1-Day SOFR, 4.96%	Annual	4.00%	Annual	Deutsche Bank AG	01/17/25	4.00	USD	5,560	(6,706)
5-Year Interest Rate Swap, 02/16/30	1-Day SOFR, 4.96%	Annual	3.23%	Annual	Goldman Sachs International	02/14/25	3.22	USD	7,173	(75,015)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Interest Rate Swaptions Written (continued)
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
5-Year Interest Rate Swap, 02/22/30	1-Day SOFR, 4.96%	Annual	3.90%	Annual	Deutsche Bank AG	02/20/25	3.90%	USD	24,559	$ (56,135)
10-Year Interest Rate Swap, 03/26/35	1-Day SOFR, 4.96%	Annual	3.75%	Annual	Deutsche Bank AG	03/24/25	3.75	USD	2,799	(25,181)
10-Year Interest Rate Swap, 03/27/35	1-Day SOFR, 4.96%	Annual	3.75%	Annual	JPMorgan Chase Bank N.A.	03/25/25	3.75	USD	5,561	(50,263)
2-Year Interest Rate Swap, 06/15/27	1-Day SOFR, 4.96%	Annual	4.60%	Annual	Morgan Stanley & Co. International PLC	06/13/25	4.60	USD	12,479	(6,207)
5-Year Interest Rate Swap, 06/22/30	1-Day SOFR, 4.96%	Annual	4.40%	Annual	Goldman Sachs International	06/20/25	4.40	USD	6,478	(12,764)
5-Year Interest Rate Swap, 06/29/30	1-Day SOFR, 4.96%	Annual	4.55%	Annual	Morgan Stanley & Co. International PLC	06/27/25	4.55	USD	7,632	(12,231)
										(293,738)
										$ (1,296,656)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.38.V2	5.00%	Quarterly	12/20/27	EUR	831	$ (84,581)	$ (9,049)	$ (75,532)
iTraxx.EUR.40.V1	1.00	Quarterly	12/20/28	EUR	166	(3,823)	(3,023)	(800)
iTraxx.XO.40.V1	5.00	Quarterly	12/20/28	EUR	4,866	(427,312)	(340,757)	(86,555)
CDX.NA.HY.42.V1	5.00	Quarterly	06/20/29	USD	195	(15,438)	(12,032)	(3,406)
						$ (531,154)	$ (364,861)	$ (166,293)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	B-	USD	3,316	$ 260,986	$ 86,648	$ 174,338
iTraxx.XO.41.V1	5.00	Quarterly	06/20/29	B	EUR	1,400	145,732	93,997	51,735
							$ 406,718	$ 180,645	$ 226,073

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 4.96%	At Termination	5.45%	At Termination	N/A	10/02/24	USD	187,577	$ (10,592)	$ 21	$ (10,613)
28-Day MXIBTIIE, 10.74%	Monthly	9.78%	Monthly	N/A	02/04/25	MXN	46,651	(7,167)	—	(7,167)
28-Day MXIBTIIE, 10.74%	Monthly	9.79%	Monthly	N/A	02/04/25	MXN	23,326	(3,538)	—	(3,538)
28-Day MXIBTIIE, 10.74%	Monthly	9.80%	Monthly	N/A	02/04/25	MXN	23,326	(3,470)	(1)	(3,469)
28-Day MXIBTIIE, 10.74%	Monthly	9.95%	Monthly	N/A	02/07/25	MXN	510,185	(58,663)	14	(58,677)
1-Day SOFR, 4.96%	Annual	5.00%	Annual	N/A	10/02/25	USD	84,698	562,230	7,283	554,947
0.28%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	N/A	03/09/26	JPY	2,930,801	19,390	68	19,322
1-Day SOFR, 4.96%	Annual	4.40%	Annual	N/A	04/08/26	USD	21,824	152,492	75	152,417
1-Day SOFR, 4.96%	Annual	4.45%	Annual	N/A	04/09/26	USD	7,990	64,163	27	64,136
1-Day SOFR, 4.96%	Annual	4.05%	Annual	N/A	04/18/26	USD	12,579	10,889	44	10,845
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 4.96%	Annual	4.30%	Annual	N/A	04/24/26	USD	15,182	$ 92,491	$ 53	$ 92,438
1-Day SOFR, 4.96%	Annual	4.50%	Annual	N/A	05/08/26	USD	12,488	136,340	45	136,295
1-Day SOFR, 4.96%	Annual	4.35%	Annual	N/A	07/22/26	USD	5,619	72,678	23	72,655
1-Day SOFR, 4.96%	At Termination	4.17%	At Termination	10/23/25 (a)	10/23/26	USD	9,509	104,048	17	104,031
1-Day SOFR, 4.96%	At Termination	4.21%	At Termination	10/27/25 (a)	10/27/26	USD	18,989	215,523	35	215,488
1-Day SOFR, 4.96%	Annual	3.47%	Annual	03/10/25 (a)	03/10/27	USD	4,700	30,270	21	30,249
1-Day MIBOR, 6.76%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/27	INR	602,249	46,021	48	45,973
1-Day SOFR, 4.96%	Annual	4.10%	Annual	05/30/25 (a)	05/30/27	USD	15,272	296,563	68	296,495
1-Day SOFR, 4.96%	Annual	4.15%	Annual	05/30/25 (a)	05/30/27	USD	15,272	310,913	73	310,840
1-Day SOFR, 4.96%	Annual	3.30%	Annual	10/23/25 (a)	10/23/27	USD	3,403	16,861	15	16,846
1-Day SOFR, 4.96%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	4,949	107,607	23	107,584
1-Day SOFR, 4.96%	Annual	3.92%	Annual	11/03/25 (a)	11/03/27	USD	2,364	39,093	11	39,082
1-Day SOFR, 4.96%	Annual	3.95%	Annual	11/03/25 (a)	11/03/27	USD	2,364	40,412	11	40,401
1-Day SOFR, 4.96%	Annual	3.99%	Annual	11/03/25 (a)	11/03/27	USD	4,728	83,901	22	83,879
1-Day SOFR, 4.96%	Annual	4.07%	Annual	11/03/25 (a)	11/03/27	USD	9,541	184,430	43	184,387
1-Day SOFR, 4.96%	Annual	3.86%	Annual	11/10/25 (a)	11/10/27	USD	9,919	153,232	45	153,187
1-Day SOFR, 4.96%	Annual	3.48%	Annual	01/23/26 (a)	01/23/28	USD	13,665	112,190	59	112,131
3.45%	Annual	1-Day SOFR, 4.96%	Annual	N/A	01/26/28	USD	11,825	(89,238)	51	(89,289)
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	01/26/28	USD	11,825	209,345	51	209,294
3.27%	Annual	1-Day SOFR, 4.96%	Annual	02/05/26 (a)	02/05/28	USD	11,933	(51,096)	52	(51,148)
1-Day SOFR, 4.96%	Annual	3.87%	Annual	02/05/26 (a)	02/05/28	USD	11,933	183,541	50	183,491
1-Day SONIA, 4.95%	Annual	4.86%	Annual	N/A	06/20/28	GBP	6,370	332,231	(13)	332,244
28-Day MXIBTIIE, 10.74%	Monthly	9.13%	Monthly	N/A	08/15/28	MXN	104,580	87,334	45	87,289
1-Day SOFR, 4.96%	Annual	4.42%	Annual	N/A	10/02/28	USD	135,611	4,434,276	26,332	4,407,944
1-Day SOFR, 4.96%	Annual	4.40%	Annual	N/A	10/31/28	USD	6,490	216,742	51	216,691
1-Day SONIA, 4.95%	Annual	4.12%	Annual	N/A	11/17/28	GBP	3,004	30,334	121	30,213
1-Day SONIA, 4.95%	Annual	4.12%	Annual	N/A	11/21/28	GBP	3,004	31,261	122	31,139
1-Day SOFR, 4.96%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	21,108	60,326	96	60,230
6-mo. EURIBOR, 3.11%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	7,713	401,736	74	401,662
1-Day MIBOR, 6.76%	Semi-Annual	6.26%	Semi-Annual	N/A	03/20/29	INR	172,172	18,783	23	18,760
1-Day MIBOR, 6.76%	Semi-Annual	6.30%	Semi-Annual	N/A	03/20/29	INR	210,432	26,651	28	26,623
1-Day SOFR, 4.96%	Annual	3.79%	Annual	N/A	03/29/29	USD	17,015	234,807	139	234,668
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	04/08/29	USD	10,561	255,963	90	255,873
1-Day SOFR, 4.96%	Annual	4.05%	Annual	N/A	04/09/29	USD	7,990	212,623	68	212,555
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	04/18/29	USD	12,579	312,187	107	312,080
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	04/24/29	USD	6,326	159,255	54	159,201
6-mo. EURIBOR, 3.11%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	8,865	292,821	86	292,735
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	05/06/29	USD	12,652	327,808	109	327,699
6-mo. EURIBOR, 3.11%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	6,519	187,734	66	187,668
1-Day SOFR, 4.96%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	6,701	(43,052)	62	(43,114)
1-Day SOFR, 4.96%	Annual	4.31%	Annual	N/A	09/29/33	USD	26,166	2,064,191	2,082	2,062,109
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	01/12/34	USD	4,817	218,148	72	218,076
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	01/17/34	USD	1,389	63,240	21	63,219
1-Day MIBOR, 6.76%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/34	INR	110,771	23,728	23	23,705
1-Day MIBOR, 6.76%	Semi-Annual	6.35%	Semi-Annual	N/A	03/20/34	INR	110,771	24,663	23	24,640
3.46%	Annual	1-Day SOFR, 4.96%	Annual	12/15/26 (a)	12/15/36	USD	4,824	(42,855)	80	(42,935)
3.65%	Annual	1-Day SOFR, 4.96%	Annual	N/A	11/03/53	USD	2,577	(121,662)	82	(121,744)
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	11/03/53	USD	2,577	296,917	82	296,835
								$ 13,127,049	$ 38,472	$ 13,088,577

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TIM S.p.A.	1.00%	Quarterly	Goldman Sachs International	12/20/29	EUR	380	$ 17,414	$ 19,466	$ (2,052)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Interest Rate Swaps
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BZDIOVER, 0.04%	At Termination	12.81%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/02/25	BRL	136,435	$ 456,632	$ —	$ 456,632
1-Day BZDIOVER, 0.04%	At Termination	13.18%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,068	34,152	—	34,152
1-Day BZDIOVER, 0.04%	At Termination	13.21%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,065	34,943	—	34,943
1-Day BZDIOVER, 0.04%	At Termination	13.25%	At Termination	Citibank N.A.	N/A	01/02/25	BRL	3,716	18,949	—	18,949
1-Day BZDIOVER, 0.04%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	(174,805)	—	(174,805)
1-Day BZDIOVER, 0.04%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	29,050	(302,814)	—	(302,814)
1-Day BZDIOVER, 0.04%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	14,191	(181,740)	—	(181,740)
1-Day BZDIOVER, 0.04%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(181,847)	—	(181,847)
1-Day BZDIOVER, 0.04%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(178,038)	—	(178,038)
									$ (474,568)	$ —	$ (474,568)
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-Day SOFR minus 0.60%, 4.96%	At Termination	Goldman Sachs International	N/A	12/20/24	USD	3,813	$ 19,397	$ —	$ 19,397
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-Day SOFR minus 0.60%, 4.96%	At Termination	JPMorgan Chase Bank N.A.	N/A	12/20/24	USD	10,180	51,789	—	51,789
1-Day SOFR plus 0.40%, 4.96%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	12/20/24	USD	2,189	(4,090)	—	(4,090)
									$ 67,096	$ —	$ 67,096
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 62,110,797	$ —	$ 62,110,797
Common Stocks
Canada	12,618,899	—	—	12,618,899
China	—	19,899,464	—	19,899,464
Denmark	—	3,425,857	—	3,425,857
Finland	—	5,473,466	—	5,473,466
France	2,843,280	46,736,815	—	49,580,095
Germany	—	13,517,573	—	13,517,573
Hong Kong	—	3,299,274	—	3,299,274
Italy	—	25,410,250	—	25,410,250
Japan	—	25,658,138	—	25,658,138
Netherlands	—	25,799,024	—	25,799,024
Norway	607,920	—	—	607,920
South Korea	—	7,944,360	—	7,944,360
Spain	—	10,132,484	—	10,132,484
Sweden	—	3,313,030	—	3,313,030
Taiwan	20,322,863	—	—	20,322,863
United Kingdom	1,759,130	27,587,719	160,065	29,506,914
United States	808,681,867	22,477,558	5,456,293	836,615,718
Zambia	98,646	—	—	98,646
Corporate Bonds
Australia	—	—	5,885,193	5,885,193
Belgium	—	462,898	—	462,898
Canada	—	698,863	—	698,863
France	129,871	2,787,061	—	2,916,932
Germany	—	3,549,618	3,030,131	6,579,749
Greece	—	285,180	—	285,180
Ireland	—	694,870	—	694,870
Italy	193,694	4,354,064	—	4,547,758
Japan	—	3,260,240	—	3,260,240
Jersey	—	527,023	—	527,023
Luxembourg	—	1,016,205	122,936	1,139,141
Netherlands	—	4,129,010	—	4,129,010
Portugal	—	223,190	—	223,190
Spain	—	1,600,752	—	1,600,752
Sweden	—	435,539	—	435,539
United Kingdom	—	3,580,582	—	3,580,582

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
United States	$ —	$ 128,218,063	$ 33,019,313	$ 161,237,376
Fixed Rate Loan Interests	—	—	4,137,710	4,137,710
Floating Rate Loan Interests	—	38,228,259	27,796,063	66,024,322
Foreign Agency Obligations	—	3,224,051	—	3,224,051
Investment Companies	13,566,164	—	—	13,566,164
Municipal Bonds	—	2,682,644	—	2,682,644
Non-Agency Mortgage-Backed Securities	—	36,206,344	—	36,206,344
Preferred Securities
Capital Trusts	—	4,504,355	—	4,504,355
Preferred Stocks	—	—	34,899,009	34,899,009
U.S. Government Sponsored Agency Securities	—	139,739,985	—	139,739,985
U.S. Treasury Obligations	—	11,768,244	—	11,768,244
Warrants	—	750	2,725,282	2,726,032
Short-Term Securities
Money Market Funds	306,332,462	—	—	306,332,462
Options Purchased
Credit Contracts	—	9,484	—	9,484
Equity Contracts	5,986,326	22,010	—	6,008,336
Interest Rate Contracts	—	1,216,139	—	1,216,139
Unfunded Floating Rate Loan Interests(a)	—	7,036	1,270	8,306
Liabilities
Investments
Investments Sold Short
Investment Companies	(4,343,785)	—	—	(4,343,785)
TBA Sale Commitments	—	(15,040,314)	—	(15,040,314)
Unfunded Floating Rate Loan Interests(a)	—	—	(10,240)	(10,240)
	$ 1,168,797,337	$ 681,177,954	$ 117,223,025	$ 1,967,198,316
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 226,073	$ —	$ 226,073
Equity Contracts	2,950,783	1,365,250	—	4,316,033
Foreign Currency Exchange Contracts	—	1,024,924	—	1,024,924
Interest Rate Contracts	839,328	14,064,947	—	14,904,275
Liabilities
Commodity Contracts	(43,397)	—	—	(43,397)
Credit Contracts	—	(172,180)	—	(172,180)
Equity Contracts	(2,475,104)	(4,090)	—	(2,479,194)
Foreign Currency Exchange Contracts	—	(3,043,977)	—	(3,043,977)
Interest Rate Contracts	(846,418)	(2,747,594)	—	(3,594,012)
	$ 425,192	$ 10,713,353	$ —	$ 11,138,545

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interest
Assets
Opening balance, as of December 31, 2023	$ 500,050	$ 3,472,508	$ 34,946,485	$ 4,062,028	$ 24,747,984	$ 16,583,496	$ (44,834)
Transfers into Level 3	—	—	—	—	—	2,487,113	—
Transfers out of Level 3	(500,050)	—	—	—	—	—	—
Other(a)	—	(3,128,485)	—	—	—	3,128,485	—
Accrued discounts/premiums	—	—	238,243	6,910	39,372	—	—
Net realized gain (loss)	—	9,609	(758,753)	—	(5,805)	—	—
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interest
Net change in unrealized appreciation (depreciation)(b)	$ —	$ 57,451	$ (1,314,495)	$ 68,772	$ 149,160	$ (1,201,370)	$ 35,864
Purchases	—	5,215,007	18,405,004	—	7,292,950	13,901,285	—
Sales	—	(9,732)	(9,458,911)	—	(4,427,598)	—	—
Closing balance, as of September 30, 2024	$ —	$ 5,616,358	$ 42,057,573	$ 4,137,710	$ 27,796,063	$ 34,899,009	$ (8,970)
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(b)	$ —	$ 156,957	$ (798,931)	$ 68,772	$ 252,813	$ (1,201,370)	$ (11,434)

	Warrants	Total
Assets
Opening balance, as of December 31, 2023	$ 715,474	$ 84,983,191
Transfers into Level 3	—	2,487,113
Transfers out of Level 3	(5,593)	(505,643)
Other(a)	—	—
Accrued discounts/premiums	—	284,525
Net realized gain (loss)	(1)	(754,950)
Net change in unrealized appreciation (depreciation)(b)	2,015,400	(189,218)
Purchases	2	44,814,248
Sales	—	(13,896,241)
Closing balance, as of September 30, 2024	$ 2,725,282	$ 117,223,025
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(b)	$ 2,037,765	$ 504,572

(a)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $3,736,935. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$5,616,358	Market	Revenue Multiple	8.50x -9.00x	8.97x
			EBITDA	12.38x	—

Corporate Bonds	41,934,637	Income	Discount Rate	8%- 16%	11%

Floating Rate Loan Interests	24,173,094	Income	Discount Rate	6%- 13%	10%

Fixed Rate Loan Interests	4,137,710	Income	Discount Rate	8%	—

Preferred Stocks(b)	34,899,009	Market	Revenue Multiple	3.25x - 14.00x	8.21x
			Time to Exit	0.5 - 3.0 years	2.2 years
			Volatility	36% - 90%	68%
			EBITDA	7.00x	—
		Income	Discount Rate	14%	—

Warrants	2,725,282	Market	Revenue Multiple	3.25x -10.25x	7.38x
			Volatility	39% - 70%	59%
			Time to Exit	0.5 - 9.3 years	3.7 years
		Income	Discount Rate	16%	—

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock ESG Capital Allocation Term Trust (ECAT)

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

$113,486,090

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
The fund valued certain of its Level 3 Preferred Stocks and Warrants  using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $2,034,380 as of September 30, 2024.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CR	Custodian Receipt
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXIBTIIE	Mexico Interbank TIIE 28-Day
PIK	Payment-in-Kind
Portfolio Abbreviation (continued)
PIPE	Private Investment in Public Equity
RB	Revenue Bond
S&P	Standard & Poor’s
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
TBA	To-Be-Announced
Consolidated Schedule of Investments